Distribution Date:	10/13/21	Deutsche Mortgage & Asset Receiving Corporation
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	CD 2016-CD2 Mortgage Trust
Series 2016-CD2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5-7
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	8
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	9	Special Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Balances	10		Andy Lindenman	(913) 317-4372
Current Mortgage Loan and Property Stratification	11-15		11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Mortgage Loan Detail (Part 1)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	18-19
			David Rodgers	(212) 230-9090
Principal Prepayment Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Controlling Class Rep.	Och-Ziff Capital Investments, L.L.C.
Specially Serviced Loan Detail - Part 2	25		-
Modified Loan Detail	26		, | ,
Historical Liquidated Loan Detail	27	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	28		General Contact	(302) 636-4140
Interest Shortfall Detail - Collateral Level	29		1100 North Market St., | Wilmington, DE 19890
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12515ABA7	1.848000%	17,465,263.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515ABB5	3.037000%	69,061,053.00	2,141,654.82	2,141,654.82	5,420.17	198,121.30	0.00	2,345,196.29	0.00	0.00%	30.00%
A-SB	12515ABC3	3.348000%	34,742,105.00	34,742,105.00	0.00	96,930.47	0.00	0.00	96,930.47	34,742,105.00	33.20%	30.00%
A-3	12515ABD1	3.248000%	252,631,579.00	252,631,579.00	7,523,703.55	683,789.48	767,808.99	0.00	8,975,302.02	245,107,875.45	33.20%	30.00%
A-4	12515ABE9	3.526000%	308,873,684.00	308,873,684.00	0.00	907,573.84	0.00	0.00	907,573.84	308,873,684.00	33.20%	30.00%
A-M	12515ABG4	3.668000%	39,015,789.00	39,015,789.00	0.00	119,258.26	0.00	0.00	119,258.26	39,015,789.00	28.77%	26.00%
B	12515ABH2	3.879000%	76,811,579.00	76,811,579.00	0.00	248,293.43	0.00	0.00	248,293.43	76,811,579.00	20.06%	18.13%
C	12515ABJ8	3.997974%	42,673,684.00	42,673,684.00	0.00	142,173.58	0.00	0.00	142,173.58	42,673,684.00	15.22%	13.75%
D	12515AAN0	2.747974%	57,304,211.00	57,304,211.00	0.00	167,007.84	0.00	0.00	167,007.84	57,304,211.00	8.72%	7.88%
E	12515AAQ3	2.750000%	28,043,158.00	28,043,158.00	0.00	0.00	0.00	0.00	0.00	28,043,158.00	5.53%	5.00%
F	12515AAS9	2.750000%	10,972,632.00	10,972,632.00	0.00	0.00	0.00	0.00	0.00	10,972,632.00	4.29%	3.88%
G	12515AAU4	2.750000%	37,797,120.00	37,797,120.00	0.00	0.00	0.00	0.00	0.00	37,797,120.00	0.00%	0.00%
S	12515AAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515AAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			975,391,857.00	891,007,195.82	9,665,358.37	2,370,447.07	965,930.29	0.00	13,001,735.73	881,341,837.45

Notional Certificates
X-A	12515ABF6	0.584811%	721,789,473.00	637,404,811.82	0.00	310,634.49	567,765.94	0.00	878,400.43	627,739,453.45
X-B	12515AAA8	0.118974%	76,811,579.00	76,811,579.00	0.00	7,615.50	0.00	0.00	7,615.50	76,811,579.00
X-D	12515AAE0	1.250000%	57,304,211.00	57,304,211.00	0.00	59,691.89	0.00	0.00	59,691.89	57,304,211.00
X-E	12515AAG5	1.247974%	28,043,158.00	28,043,158.00	0.00	29,164.28	0.00	0.00	29,164.28	28,043,158.00
X-F	12515AAJ9	1.247974%	10,972,632.00	10,972,632.00	0.00	11,411.30	0.00	0.00	11,411.30	10,972,632.00
X-G	12515AAL4	1.247974%	37,797,120.00	37,797,120.00	0.00	39,308.20	0.00	0.00	39,308.20	37,797,120.00
Notional SubTotal			932,718,173.00	848,333,511.82	0.00	457,825.66	567,765.94	0.00	1,025,591.60	838,668,153.45

Deal Distribution Total					9,665,358.37	2,828,272.73	1,533,696.23	0.00	14,027,327.33

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515ABA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515ABB5	31.01103628	31.01103628	0.07848374	0.00000000	0.00000000	2.86878481	0.00000000	33.95830483	0.00000000
A-SB	12515ABC3	1,000.00000000	0.00000000	2.78999992	0.00000000	0.00000000	0.00000000	0.00000000	2.78999992	1,000.00000000
A-3	12515ABD1	1,000.00000000	29.78132655	2.70666669	0.00000000	0.00000000	3.03924392	0.00000000	35.52723716	970.21867345
A-4	12515ABE9	1,000.00000000	0.00000000	2.93833333	0.00000000	0.00000000	0.00000000	0.00000000	2.93833333	1,000.00000000
A-M	12515ABG4	1,000.00000000	0.00000000	3.05666662	0.00000000	0.00000000	0.00000000	0.00000000	3.05666662	1,000.00000000
B	12515ABH2	1,000.00000000	0.00000000	3.23250001	0.00000000	0.00000000	0.00000000	0.00000000	3.23250001	1,000.00000000
C	12515ABJ8	1,000.00000000	0.00000000	3.33164533	0.00000000	0.00000000	0.00000000	0.00000000	3.33164533	1,000.00000000
D	12515AAN0	1,000.00000000	0.00000000	2.91440781	(0.62442933)	2.83540314	0.00000000	0.00000000	2.91440781	1,000.00000000
E	12515AAQ3	1,000.00000000	0.00000000	0.00000000	2.29166665	22.91666331	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12515AAS9	1,000.00000000	0.00000000	0.00000000	2.29166712	22.91667122	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12515AAU4	1,000.00000000	0.00000000	0.00000000	2.29166667	24.50138952	0.00000000	0.00000000	0.00000000	1,000.00000000
S	12515AAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515AAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515ABF6	883.08964825	0.00000000	0.43036717	0.00000000	0.00000000	0.78660878	0.00000000	1.21697595	869.69882068
X-B	12515AAA8	1,000.00000000	0.00000000	0.09914521	0.00000000	0.00000000	0.00000000	0.00000000	0.09914521	1,000.00000000
X-D	12515AAE0	1,000.00000000	0.00000000	1.04166673	0.00000000	0.00000000	0.00000000	0.00000000	1.04166673	1,000.00000000
X-E	12515AAG5	1,000.00000000	0.00000000	1.03997845	0.00000000	0.00000000	0.00000000	0.00000000	1.03997845	1,000.00000000
X-F	12515AAJ9	1,000.00000000	0.00000000	1.03997838	0.00000000	0.00000000	0.00000000	0.00000000	1.03997838	1,000.00000000
X-G	12515AAL4	1,000.00000000	0.00000000	1.03997871	0.00000000	0.00000000	0.00000000	0.00000000	1.03997871	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	5,420.17	0.00	5,420.17	0.00	0.00	0.00	5,420.17	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	96,930.47	0.00	96,930.47	0.00	0.00	0.00	96,930.47	0.00
A-3	09/01/21 - 09/30/21	30	0.00	683,789.47	0.00	683,789.47	0.00	0.00	0.00	683,789.48	0.00
A-4	09/01/21 - 09/30/21	30	0.00	907,573.84	0.00	907,573.84	0.00	0.00	0.00	907,573.84	0.00
X-A	09/01/21 - 09/30/21	30	0.00	310,634.49	0.00	310,634.49	0.00	0.00	0.00	310,634.49	0.00
A-M	09/01/21 - 09/30/21	30	0.00	119,258.26	0.00	119,258.26	0.00	0.00	0.00	119,258.26	0.00
X-B	09/01/21 - 09/30/21	30	0.00	7,615.50	0.00	7,615.50	0.00	0.00	0.00	7,615.50	0.00
X-D	09/01/21 - 09/30/21	30	0.00	59,691.89	0.00	59,691.89	0.00	0.00	0.00	59,691.89	0.00
X-E	09/01/21 - 09/30/21	30	0.00	29,164.28	0.00	29,164.28	0.00	0.00	0.00	29,164.28	0.00
X-F	09/01/21 - 09/30/21	30	0.00	11,411.30	0.00	11,411.30	0.00	0.00	0.00	11,411.30	0.00
X-G	09/01/21 - 09/30/21	30	0.00	39,308.20	0.00	39,308.20	0.00	0.00	0.00	39,308.20	0.00
B	09/01/21 - 09/30/21	30	0.00	248,293.43	0.00	248,293.43	0.00	0.00	0.00	248,293.43	0.00
C	09/01/21 - 09/30/21	30	0.00	142,173.58	0.00	142,173.58	0.00	0.00	0.00	142,173.58	0.00
D	09/01/21 - 09/30/21	30	198,262.96	131,225.42	0.00	131,225.42	(35,782.43)	0.00	0.00	167,007.84	162,480.54
E	09/01/21 - 09/30/21	30	578,390.05	64,265.57	0.00	64,265.57	64,265.57	0.00	0.00	0.00	642,655.61
F	09/01/21 - 09/30/21	30	226,310.58	25,145.62	0.00	25,145.62	25,145.62	0.00	0.00	0.00	251,456.20
G	09/01/21 - 09/30/21	30	839,463.56	86,618.40	0.00	86,618.40	86,618.40	0.00	0.00	0.00	926,081.96
Totals			1,842,427.15	2,968,519.89	0.00	2,968,519.89	140,247.16	0.00	0.00	2,828,272.73	1,982,674.31

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12515ABA7	N/A	16,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (EC)	N/A	N/A	873,263.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12515ABB5	3.037000%	65,608,000.00	2,034,572.07	2,034,572.07	5,149.16	188,215.24	0.00	2,227,936.47	0.00
A-2 (EC)	N/A	3.037000%	3,453,053.00	107,082.75	107,082.75	271.00	9,906.07	0.00	117,259.82	0.00
A-SB (Cert)	12515ABC3	3.348000%	33,005,000.00	33,005,000.00	0.00	92,083.95	0.00	0.00	92,083.95	33,005,000.00
A-SB (EC)	N/A	3.348000%	1,737,105.00	1,737,105.00	0.00	4,846.52	0.00	0.00	4,846.52	1,737,105.00
A-3 (Cert)	12515ABD1	3.248000%	240,000,000.00	240,000,000.00	7,147,518.37	649,600.00	729,418.54	0.00	8,526,536.91	232,852,481.63
A-3 (EC)	N/A	3.248000%	12,631,579.00	12,631,579.00	376,185.18	34,189.47	38,390.45	0.00	448,765.10	12,255,393.82
A-4 (Cert)	12515ABE9	3.526000%	293,430,000.00	293,430,000.00	0.00	862,195.15	0.00	0.00	862,195.15	293,430,000.00
A-4 (EC)	N/A	3.526000%	15,443,684.00	15,443,684.00	0.00	45,378.69	0.00	0.00	45,378.69	15,443,684.00
X-A (Cert)	12515ABF6	0.584811%	685,700,000.00	605,534,572.07	0.00	295,102.77	539,377.64	0.00	834,480.41	596,352,481.63
X-A (EC)	N/A	0.584811%	36,089,473.00	31,870,239.75	0.00	15,531.72	28,388.30	0.00	43,920.02	31,386,971.82
A-M (Cert)	12515ABG4	3.668000%	37,065,000.00	37,065,000.00	0.00	113,295.35	0.00	0.00	113,295.35	37,065,000.00
A-M (EC)	N/A	3.668000%	1,950,789.00	1,950,789.00	0.00	5,962.91	0.00	0.00	5,962.91	1,950,789.00
X-B (Cert)	12515AAA8	0.118974%	72,971,000.00	72,971,000.00	0.00	7,234.73	0.00	0.00	7,234.73	72,971,000.00
X-B (EC)	N/A	0.118974%	3,840,579.00	3,840,579.00	0.00	380.78	0.00	0.00	380.78	3,840,579.00
X-D (Cert)	12515AAE0	1.250000%	54,439,000.00	54,439,000.00	0.00	56,707.29	0.00	0.00	56,707.29	54,439,000.00
X-D (EC)	N/A	1.250000%	2,865,211.00	2,865,211.00	0.00	2,984.59	0.00	0.00	2,984.59	2,865,211.00
X-E (Cert)	12515AAG5	1.247974%	26,641,000.00	26,641,000.00	0.00	27,706.07	0.00	0.00	27,706.07	26,641,000.00
X-E (EC)	N/A	1.247974%	1,402,158.00	1,402,158.00	0.00	1,458.21	0.00	0.00	1,458.21	1,402,158.00
X-F (Cert)	12515AAJ9	1.247974%	10,424,000.00	10,424,000.00	0.00	10,840.74	0.00	0.00	10,840.74	10,424,000.00
X-F (EC)	N/A	1.247974%	548,632.00	548,632.00	0.00	570.57	0.00	0.00	570.57	548,632.00
X-G (Cert)	12515AAL4	1.247974%	35,907,264.00	35,907,264.00	0.00	37,342.79	0.00	0.00	37,342.79	35,907,264.00
X-G (EC)	N/A	1.247974%	1,889,856.00	1,889,856.00	0.00	1,965.41	0.00	0.00	1,965.41	1,889,856.00
B (Cert)	12515ABH2	3.879000%	72,971,000.00	72,971,000.00	0.00	235,878.76	0.00	0.00	235,878.76	72,971,000.00
B (EC)	N/A	3.879000%	3,840,579.00	3,840,579.00	0.00	12,414.67	0.00	0.00	12,414.67	3,840,579.00
C (Cert)	12515ABJ8	3.997974%	40,540,000.00	40,540,000.00	0.00	135,064.90	0.00	0.00	135,064.90	40,540,000.00
C (EC)	N/A	3.997974%	2,133,684.00	2,133,684.00	0.00	7,108.68	0.00	0.00	7,108.68	2,133,684.00
D (Cert)	12515AAN0	2.747974%	54,439,000.00	54,439,000.00	0.00	158,657.45	0.00	0.00	158,657.45	54,439,000.00
D (EC)	N/A	2.747974%	2,865,211.00	2,865,211.00	0.00	8,350.39	0.00	0.00	8,350.39	2,865,211.00
E (Cert)	12515AAQ3	2.750000%	26,641,000.00	26,641,000.00	0.00	0.00	0.00	0.00	0.00	26,641,000.00
E (EC)	N/A	2.750000%	1,402,158.00	1,402,158.00	0.00	0.00	0.00	0.00	0.00	1,402,158.00
F (Cert)	12515AAS9	2.750000%	10,424,000.00	10,424,000.00	0.00	0.00	0.00	0.00	0.00	10,424,000.00
F (EC)	N/A	2.750000%	548,632.00	548,632.00	0.00	0.00	0.00	0.00	0.00	548,632.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
G (Cert)	12515AAU4	2.750000%	35,907,264.00	35,907,264.00	0.00	0.00	0.00	0.00	0.00	35,907,264.00
G (EC)	N/A	2.750000%	1,889,856.00	1,889,856.00	0.00	0.00	0.00	0.00	0.00	1,889,856.00
S (Cert)	12515AAW0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S (EC)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,908,110,030.00	1,739,340,707.64	9,665,358.37	2,828,272.72	1,533,696.24	0.00	14,027,327.33	1,720,009,990.90
								Exchangeable Certificate Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12515ABK5	3.997974%	10,927,942.00	9,650,352.80	146,334.17	32,151.56	23,220.26	0.00	201,705.99	9,504,018.63
V1-B	12515ABL3	3.997974%	1,162,932.00	1,162,932.00	0.00	3,874.48	0.00	0.00	3,874.48	1,162,932.00
V1-C	12515ABW9	3.997974%	646,082.00	646,082.00	0.00	2,152.52	0.00	0.00	2,152.52	646,082.00
V1-D	12515ABQ2	3.997974%	867,589.00	867,589.00	0.00	3,432.25	0.00	0.00	3,432.25	867,589.00
V1-E	12515ABS8	3.997974%	1,162,952.00	1,162,952.00	0.00	1,209.45	0.00	0.00	1,209.45	1,162,952.00
V2	12515ABU3	3.997974%	34,002,096.00	31,060,451.96	336,933.76	98,593.40	53,464.55	0.00	488,991.71	30,723,518.20
Exchangeable Certificates Total			48,769,593.00	44,550,359.76	483,267.93	141,413.66	76,684.81	0.00	701,366.40	44,067,091.83

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 7 of 30

Additional Information
Total Available Distribution Amount (1)	14,027,327.33
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,981,264.78	Master Servicing Fee	5,468.40
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,684.79
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	371.25
ARD Interest	0.00	Operating Advisor Fee	1,930.46
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,981,264.78	Total Fees	12,744.89

Principal		Expenses/Reimbursements
Scheduled Principal	499,785.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	177,122.16
Principal Prepayments	9,165,573.31	Special Servicing Fees (Monthly)	(36,875.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	9,665,358.37	Total Expenses/Reimbursements	140,247.16

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	1,533,696.23	Interest Distribution	2,828,272.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	9,665,358.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	1,533,696.23
		Borrower Option Extension Fees	0.00
Total Other Collected	1,533,696.23	Total Payments to Certificateholders and Others	14,027,327.33
Total Funds Collected	14,180,319.38	Total Funds Distributed	14,180,319.38

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	891,007,196.01	891,007,196.01	Beginning Certificate Balance	891,007,195.82
(-) Scheduled Principal Collections	499,785.06	499,785.06	(-) Principal Distributions	9,665,358.37
(-) Unscheduled Principal Collections	9,165,573.31	9,165,573.31	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	881,341,837.64	881,341,837.64	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	891,353,708.15	891,353,708.15	Ending Certificate Balance	881,341,837.45
Ending Actual Collateral Balance	881,419,498.43	881,419,498.43

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.19)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.19)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	35,000,000.00	3.97%	56	3.5240	NAP	Defeased	1	35,000,000.00	3.97%	56	3.5240	NAP
	7,499,999 or less	5	29,044,021.75	3.30%	48	4.5649	1.301514	1.39 or less	7	141,466,578.91	16.05%	59	4.2255	0.901014
7,500,000 to 14,999,999		7	67,661,075.99	7.68%	59	4.2597	2.100918	1.40 to 1.44	1	24,159,280.88	2.74%	46	4.6100	1.440000
15,000,000 to 24,999,999		7	135,767,968.49	15.40%	57	4.3533	1.888472	1.45 to 1.54	1	40,176,654.77	4.56%	60	4.4500	1.546000
25,000,000 to 49,999,999		9	353,868,771.41	40.15%	58	4.0608	2.402683	1.55 to 1.99	10	290,879,180.87	33.00%	58	4.1524	1.861302
50,000,000 to 74,999,999		3	160,000,000.00	18.15%	60	3.4804	2.569225	2.00 to 2.49	3	86,460,142.21	9.81%	60	3.7720	2.318216
	75,000,000 or greater	1	100,000,000.00	11.35%	61	4.0500	1.883800	2.50 to 2.99	3	45,000,000.00	5.11%	52	4.2090	2.940000
	Totals	33	881,341,837.64	100.00%	58	4.0098	2.265450	3.00 or greater	7	218,200,000.00	24.76%	60	3.6635	3.609178
								Totals	33	881,341,837.64	100.00%	58	4.0098	2.265450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	35,000,000.00	3.97%	56	3.5240	NAP
							Defeased	1	35,000,000.00	3.97%	56	3.5240	NAP
California	3	21,093,590.87	2.39%	45	4.8643	1.605699
							Industrial	6	132,268,625.84	15.01%	61	4.1944	2.879292
Colorado	1	4,607,078.40	0.52%	60	4.2170	1.962600
							Lodging	3	23,651,318.57	2.68%	46	4.9475	0.644924
Florida	1	9,182,791.75	1.04%	61	4.6200	0.244500
							Mixed Use	3	120,357,078.40	13.66%	61	4.0799	1.820418
Illinois	1	72,477,842.53	8.22%	46	4.6100	1.940000
							Office	9	343,330,924.30	38.96%	57	3.7831	2.422164
Kentucky	1	23,999,654.08	2.72%	61	4.1940	2.044500
							Retail	10	219,273,402.37	24.88%	59	4.1774	1.700457
Maryland	1	15,500,000.00	1.76%	61	3.8500	3.333500
							Self Storage	2	7,460,488.13	0.85%	61	4.4200	2.284700
Michigan	3	52,460,488.13	5.95%	53	4.2390	2.846809
							Totals	34	881,341,837.64	100.00%	58	4.0098	2.265450
Minnesota	1	3,703,475.59	0.42%	57	4.7500	1.802700

New Jersey	1	40,176,654.77	4.56%	60	4.4500	1.546000

New York	10	473,434,812.02	53.72%	60	3.7913	2.108761

North Dakota	1	4,393,953.89	0.50%	57	4.7500	1.802700

Oregon	1	42,400,000.00	4.81%	61	3.5220	3.767500

Pennsylvania	1	14,181,392.93	1.61%	61	4.1580	3.456200

South Carolina	1	8,884,721.60	1.01%	60	4.9200	1.930300

Texas	3	49,658,581.80	5.63%	60	4.3664	1.641620

Wisconsin	3	10,186,799.23	1.16%	57	4.7500	1.802700

Totals	34	881,341,837.64	100.00%	58	4.0098	2.265450

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	35,000,000.00	3.97%	56	3.5240	NAP	Defeased	1	35,000,000.00	3.97%	56	3.5240	NAP
	4.4999% or less	23	693,903,043.43	78.73%	60	3.8905	2.349044	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	119,686,038.67	13.58%	51	4.5920	1.755075	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	3	32,752,755.54	3.72%	48	4.9291	1.403518	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	881,341,837.64	100.00%	58	4.0098	2.265450	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	32	846,341,837.64	96.03%	58	4.0299	2.228456
								Totals	33	881,341,837.64	100.00%	58	4.0098	2.265450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	35,000,000.00	3.97%	56	3.5240	NAP	Defeased	1	35,000,000.00	3.97%	56	3.5240	NAP
	60 months or less	16	387,739,735.63	43.99%	55	3.9782	2.356378	Interest Only	15	505,142,650.00	57.32%	60	3.8101	2.471329
61 months to 114 months		16	458,602,102.01	52.03%	61	4.0737	2.120301	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	881,341,837.64	100.00%	58	4.0098	2.265450	115 months or greater	17	341,199,187.64	38.71%	56	4.3554	1.868885
								Totals	33	881,341,837.64	100.00%	58	4.0098	2.265450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	35,000,000.00	3.97%	56	3.5240	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		7	191,659,280.88	21.75%	56	3.8700	3.000321	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	24	604,682,556.76	68.61%	59	4.0826	2.090587	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	1	50,000,000.00	5.67%	61	4.0055	0.937100
	Totals	33	881,341,837.64	100.00%	58	4.0098	2.265450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304101679	MU	New York	NY	Actual/360	4.050%	337,500.00	0.00	0.00	N/A	11/06/26	--	100,000,000.00	100,000,000.00	10/06/21
2	304101690	IN	Various	Various	Actual/360	4.158%	147,262.50	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	10/01/21
2A	304101691				Actual/360	4.158%	147,262.50	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	10/01/21
3	656120571	RT	New York	NY	Actual/360	4.005%	166,895.83	0.00	0.00	N/A	11/06/26	--	50,000,000.00	50,000,000.00	09/06/20
3A	656120576				Actual/360	4.005%	83,447.92	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	09/06/20
4	656100530	OF	Chicago	IL	Actual/360	4.610%	185,895.51	70,725.57	0.00	N/A	08/06/25	--	48,389,287.26	48,318,561.69	10/06/21
4A	656100532				Actual/360	4.610%	92,947.76	35,362.78	0.00	N/A	08/06/25	--	24,194,643.66	24,159,280.88	10/06/21
5	656120552	OF	New York	NY	Actual/360	2.983%	31,076.39	0.00	0.00	N/A	08/06/26	--	12,500,000.00	12,500,000.00	10/06/21
5A	656120548				Actual/360	2.983%	136,736.11	0.00	0.00	N/A	08/06/26	--	55,000,000.00	55,000,000.00	10/06/21
7	306881008	OF	New York	NY	Actual/360	3.500%	160,416.67	0.00	0.00	N/A	10/06/26	--	55,000,000.00	55,000,000.00	10/06/21
8	307011008	RT	New York	NY	Actual/360	4.150%	148,862.76	71,098.99	0.00	N/A	11/06/26	--	43,044,653.94	42,973,554.95	10/06/21
9	305591110	RT	Birch Run	MI	Actual/360	4.209%	17,537.50	0.00	0.00	N/A	02/06/26	--	5,000,000.00	5,000,000.00	10/06/21
9A	656100525				Actual/360	4.209%	105,225.00	0.00	0.00	N/A	02/06/26	--	30,000,000.00	30,000,000.00	10/06/21
9B	656120558				Actual/360	4.209%	35,075.00	0.00	0.00	N/A	02/06/26	--	10,000,000.00	10,000,000.00	10/06/21
10	656120592	OF	Portland	OR	Actual/360	3.522%	124,444.00	0.00	0.00	N/A	11/06/26	--	42,400,000.00	42,400,000.00	10/06/21
11	307011011	OF	Newark	NJ	Actual/360	4.450%	149,210.31	59,832.98	0.00	N/A	10/06/26	--	40,236,487.75	40,176,654.77	10/06/21
12	307011012	OF	New York	NY	Actual/360	3.199%	106,633.33	0.00	0.00	N/A	10/06/26	--	40,000,000.00	40,000,000.00	10/06/21
13	306881103	MU	Seattle	WA	Actual/360	3.524%	102,783.33	0.00	0.00	N/A	06/06/26	--	35,000,000.00	35,000,000.00	10/06/21
14	656120583	IN	Louisville	KY	Actual/360	4.194%	84,008.65	37,156.34	0.00	N/A	11/06/26	--	24,036,810.42	23,999,654.08	10/06/21
15	307011015	RT	Fort Worth	TX	Actual/360	4.500%	84,584.74	40,313.19	0.00	N/A	09/06/26	--	22,555,931.89	22,515,618.70	08/06/21
16	307011016	RT	Various	Various	Actual/360	4.750%	72,501.06	31,828.41	0.00	N/A	07/06/26	--	18,316,057.13	18,284,228.72	10/06/21
17	656120596	IN	San Antonio	TX	Actual/360	4.148%	53,862.16	22,923.78	0.00	N/A	11/06/26	--	15,582,109.89	15,559,186.11	10/06/21
18	304101684	MU	New York	NY	Actual/360	4.230%	55,518.75	0.00	0.00	N/A	11/06/26	--	15,750,000.00	15,750,000.00	10/06/21
19	304101677	RT	Germantown	MD	Actual/360	3.850%	49,729.17	0.00	0.00	N/A	11/06/26	--	15,500,000.00	15,500,000.00	10/06/21
20	304101681	OF	Stafford	TX	Actual/360	4.400%	42,582.48	29,627.56	0.00	N/A	11/06/26	--	11,613,404.55	11,583,776.99	10/06/21
21	656120569	LO	Orlando	FL	Actual/360	4.620%	35,415.23	15,968.80	0.00	N/A	11/06/26	--	9,198,760.55	9,182,791.75	10/06/21
22	656120585	MU	Philadelphia	PA	Actual/360	4.500%	34,431.79	9,181,810.05	0.00	N/A	11/06/26	--	9,181,810.05	0.00	10/06/21
23	304101671	LO	Hilton Head Island	SC	Actual/360	4.920%	36,515.42	21,478.43	0.00	N/A	10/06/26	--	8,906,200.03	8,884,721.60	10/06/21

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
24	307011024	IN	Valencia	CA	Actual/360	4.690%	30,184.51	13,330.59	0.00	N/A	10/06/26	--	7,723,116.24	7,709,785.65	10/06/21
25	307011025	SS	Various	MI	Actual/360	4.420%	27,528.75	13,379.60	0.00	N/A	11/06/26	--	7,473,867.73	7,460,488.13	10/06/21
26	656120584	OF	San Francisco	CA	Actual/360	4.560%	29,640.00	0.00	0.00	N/A	11/06/26	--	7,800,000.00	7,800,000.00	10/06/21
27	304101683	OF	New York	NY	Actual/360	4.420%	23,546.26	0.00	0.00	N/A	11/06/26	--	6,392,650.00	6,392,650.00	10/06/21
28	656120586	LO	Avalon	CA	Actual/360	5.530%	25,770.79	8,409.57	0.00	N/A	11/06/21	--	5,592,214.79	5,583,805.22	10/06/21
29	656120566	MU	Parker	CO	Actual/360	4.217%	16,232.60	12,111.73	0.00	N/A	10/06/26	--	4,619,190.13	4,607,078.40	10/06/21
Totals							2,981,264.78	9,665,358.37	0.00				891,007,196.01	881,341,837.64
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,218,981.01	8,083,121.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,682,169.26	12,321,019.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,136,784.00	9,113,626.00	01/01/19	09/30/19	10/06/21	37,730,722.73	1,188,269.99	48,072.72	999,521.46	5,999,255.80	0.00
3A	0.00	0.00	--	--	10/06/21	18,865,361.36	594,134.99	24,036.37	499,760.69	0.00	0.00
4	45,731,584.00	24,985,128.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	91,044,300.00	44,441,250.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,527,263.09	4,720,390.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,683,610.31	1,385,142.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,190,879.51	3,009,723.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,968,308.00	6,368,964.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	16,996,619.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	3,042,771.37	1,679,778.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,092,128.26	1,435,992.01	01/01/21	06/30/21	--	0.00	0.00	249,604.60	249,604.60	0.00	0.00
16	8,010,747.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,173,733.66	913,806.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,058,724.85	479,011.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,266,527.64	1,081,348.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,392,057.63	681,132.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	142,060.53	231,106.31	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	914,357.00	243,345.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
23	7,519,024.40	14,771,826.55	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	941,462.00	473,918.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,072,540.52	285,518.29	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,219,874.26	588,674.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	335,219.98	38,566.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(603,155.95)	(212,597.11)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	602,484.91	358,814.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	268,361,056.74	137,478,607.82				56,596,084.09	1,782,404.98	321,713.69	1,748,886.75	5,999,255.80	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
22	656120585	9,165,573.31	Payoff w/ yield maintenance	0.00	1,533,696.23
Totals		9,165,573.31		0.00	1,533,696.23
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,165,573.31	4.009836%	3.971378%	58
09/13/21	0	0.00	0	0.00	3	84,181,810.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.015139%	3.974354%	59
08/12/21	0	0.00	0	0.00	3	84,196,840.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.015375%	3.974597%	60
07/12/21	0	0.00	0	0.00	3	84,211,813.57	0	0.00	0	0.00	1	22,630,485.66	0	0.00	0	0.00	4.015611%	3.974839%	61
06/11/21	1	22,670,369.70	0	0.00	3	84,227,877.56	0	0.00	0	0.00	0	0.00	0	0.00	1	62,500,000.00	4.015865%	3.975100%	62
05/12/21	0	0.00	1	22,707,276.93	3	84,242,730.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.039904%	4.000170%	59
04/12/21	1	22,746,874.08	0	0.00	3	84,258,678.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.040127%	4.000399%	60
03/12/21	0	0.00	1	22,783,486.00	3	84,273,413.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.040331%	4.000608%	61
02/12/21	0	0.00	1	22,828,484.24	3	84,291,561.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.040587%	4.000871%	62
01/12/21	0	0.00	1	22,864,781.14	3	84,306,168.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.040789%	4.001078%	63
12/11/20	0	0.00	3	97,900,937.94	1	9,320,718.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.040990%	3.995307%	64
11/13/20	2	75,000,000.00	0	0.00	2	32,276,187.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.041207%	3.995523%	65
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	656120571 09/06/20		12	6	48,072.72	999,521.46	6,067,849.87	50,000,000.00	12/24/19	2
3A	656120576 09/06/20		12	6	24,036.37	499,760.69	1,062,930.51	25,000,000.00	12/24/19	0
Totals					72,109.09	1,499,282.15	7,130,780.38	75,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		5,583,805	5,583,805		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		72,477,843	72,477,843		0	0
49 - 60 Months		344,678,088	344,678,088		0	0
> 60 Months		458,602,102	383,602,102	75,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	881,341,838	806,341,838	0	0	75,000,000	0
Sep-21	891,007,196	806,825,386	0	0	84,181,810	0
Aug-21	891,467,856	807,271,015	0	0	84,196,841	0
Jul-21	891,926,748	807,714,934	0	0	84,211,814	0
Jun-21	892,421,262	785,523,014	22,670,370	0	84,227,878	0
May-21	955,376,495	848,426,488	0	22,707,277	84,242,731	0
Apr-21	955,867,482	848,861,929	22,746,874	0	84,258,679	0
Mar-21	956,319,085	849,262,186	0	22,783,486	84,273,413	0
Feb-21	956,881,831	849,761,786	0	22,828,484	84,291,561	0
Jan-21	957,329,541	850,158,592	0	22,864,781	84,306,168	0
Dec-20	957,775,534	850,553,877	0	97,900,938	9,320,719	0
Nov-20	958,257,610	850,981,423	75,000,000	0	32,276,188	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	656120571	50,000,000.00	50,000,000.00	92,500,000.00	08/20/20	8,142,868.00	0.93710	09/30/19	11/06/26	I/O
3A	656120576	25,000,000.00	25,000,000.00		--	7,167,333.67	1.75000	--	11/06/26	I/O
22	656120585	0.00	-	18,575,000.00	08/17/20	234,120.00	1.54020	03/31/20	11/06/26	300
Totals		75,000,000.00	75,000,000.00	111,075,000.00		15,544,321.67

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	656120571	RT	NY	12/24/19	2

3A	656120576	Various	Various	12/24/19	0

22	656120585	MU	PA	06/15/20	11

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	307011015	22,670,369.70	4.50000%	22,670,369.70 4.50000%		10	05/06/20	05/01/20	07/06/21
Totals		22,670,369.70		22,670,369.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
30	307011030 04/10/20	4,610,051.05	6,850,000.00	4,859,988.15	68,036.26	4,859,988.15	4,791,951.89	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,610,051.05	6,850,000.00	4,859,988.15	68,036.26	4,859,988.15	4,791,951.89	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/10/20	0.00	0.00	0.00	(1,007,304.78)	0.00	1,007,304.78	0.00	0.00	1,007,304.78
		05/12/20	0.00	0.08	0.00	0.00	0.00	0.00	0.00	0.00
		02/10/17	0.00	0.28	0.00	0.00	0.00	0.00	0.00	0.00
30	307011030	04/10/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.36	0.00	(1,007,304.78)	0.00	1,007,304.78	0.00	0.00	1,007,304.78

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	10,416.67	0.00	0.00	118,081.44	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	5,208.33	0.00	0.00	59,040.72	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	(52,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(36,875.00)	0.00	0.00	177,122.16	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		140,247.16

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the CD 2016-CD2 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 30 of 30